1933 Act File No. 2-91090
                                                     1940 Act File No. 811-4017

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                      ---------


      Pre-Effective Amendment No.      ....................................----

      Post-Effective Amendment No.  68_...................................... X
                                   ---                                ---------


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                    -----------

      Amendment No.  62 ..........................................            X
                    ----                                              ---------


                             FEDERATED EQUITY FUNDS

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) ___ on pursuant to paragraph (b) ___ 60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph (a)(i). _X_ 75 days after filing pursuant to paragraph (a)(ii) ___ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky, LLP
                                2101 L Street, NW
                              Washington, DC 20037




Federated Absolute Advantage Fund

A Portfolio of Federated Equity Funds

PROSPECTUS

AUGUST 31, 2005

                                 CLASS A SHARES
                                 CLASS C SHARES

A mutual fund seeking to provide moderate capital appreciation with an emphasis on absolute return.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                        CONTENTS Risk/Return
                        Summary What are the Fund's
                        Fees and Expenses?
                        What are the Fund's Investment Strategies?
                        What are the Principal Securities in Which the Fund Invests?
                        What are the Specific Risks of Investing in the Fund? What Do Shares Cost?
                        How is the Fund Sold?
                        How to Purchase Shares
                        How to Redeem and Exchange Shares
                        Account and Share Information
                        Who Manages the Fund?
                        Legal Proceedings
                        Financial Information


NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE







Risk/Return Summary


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to achieve moderate capital appreciation with an emphasis on absolute return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund pursues its investment objective by investing, under normal market conditions, in domestic and foreign securities that the Investment Adviser (Adviser) deems to be undervalued or out-of-favor. As more fully described in this prospectus, the Fund's investments may include, but are not limited to, the following: equity securities of domestic and foreign issuers, fixed-income securities of domestic and foreign corporations or sovereign governmental entities, securities of precious metal companies, commodities and derivative and hybrid instruments. In addition, the Adviser may sell securities and commodities short in anticipation of a decline in the value of the security or commodity.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risks Relating to Investing for Value. The Fund uses a "value" style of investing and, as a result, the Fund's share price may lag that of other funds using a different investment style.

o Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

o Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

o Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

o Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

o Emerging Market Risks. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more actual or perceived severe downturns (with corresponding currency devaluation) than developed economies.

o Risks of Investing in Derivatives. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are also subject to a number of other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks. The Fund's use of derivatives may also increase the taxable distributions to shareholders.

o Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

o Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

o Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.

o Leverage Risks. While the Fund does not intend to borrow money for investment purposes, the Fund will still be subject to leverage risk when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Commodity risks. Investments in commodities such as precious metals, agricultural products and crude oil will be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

o Short Selling Risks. There is no assurance that securities will decline in value during the period of the short sale and make a profit for the Fund. Securities sold short may instead appreciate in value creating a loss for the Fund. The Fund also may experience difficulties repurchasing and returning the borrowed securities if a liquid market for the securities does not exist.
o

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.








Risk/Return Bar Chart and Table
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.








What are the Fund's Fees and Expenses?


FEDERATED ABSOLUTE ADVANTAGE FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A and Class C Shares.

Shareholder Fees                                                                 Class A  Class C

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering     .50%     .00%
price)                                                                           5        1
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase        .00%     .00%
price or redemption proceeds, as applicable)                                     0        1
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other            one      one
Distributions) (as a percentage of offering price)                               N        N
Redemption Fee (as a percentage of amount redeemed, if applicable) (1)           1.00%    1.00%
Exchange Fee                                                                     None     None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)(2)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(3)                                                                1.25%    1.25%
Distribution (12b-1) Fee                                                         0.25%(4) 0.75%
Shareholder Services Fee                                                         0.25%    0.25%
Other Expenses(5)                                                                7.31%    7.31%
Total Annual Fund Operating Expenses(6)                                          9.06%    9.56%


1 The redemption fee is imposed on the redemptions of shares within 180 days of purchase.

2 The percentages shown are based on anticipated expenses for the year ending October 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator and distributor expect to waive and reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending October 31, 2005.

   Total Waiver and Reimbursement of Fund Expenses          7.31%    7.06%
   Total Actual Annual Fund Operating Expenses (after
   waivers and reimbursement)                               1.75%    2.50%


3 The adviser expects to voluntarily waive the entire the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending October 31, 2005.

4 Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2005.

5 The administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) are expected to be 7.07% for the fiscal year ending October 31, 2005.

6 The Total Annual Fund Operating Expenses do not include dividends on short positions taken by the Fund. When the Fund borrows a security to make a short sale, the Fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend-substitute payments are investment expenses of the Fund.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A and C Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Class A and C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and C Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                            1 Year     3 Years
Class A:
Expenses assuming redemption           $1,389     $2,966
Expenses assuming no redemption        $1,389     $2,966
Class C:
Expenses assuming redemption           $1,119     $2,750
Expenses assuming no redemption        $1,025     $2,750







What are the Fund's Investment Strategies?


The Fund's investment objective is to achieve moderate capital appreciation with an emphasis on absolute return. The Adviser views absolute return as seeking to produce a positive return regardless of market conditions.

The Fund will pursue its investment objective by investing, under normal market conditions, in domestic and foreign securities that the Adviser deems to be undervalued or out-of-favor. As more fully described below, the Fund's investments may include, but are not limited to, the following: equity securities of domestic and foreign issuers (the Fund may sell securities and other investments such as commodities short in anticipation of a decline in value of the security or commodity), fixed-income securities of domestic and foreign corporations or sovereign governmental entities, securities of precious metal companies, commodities and derivative and hybrid instruments. Portfolio investments will be made irrespective of the composition of market index benchmarks.

Asset allocation decisions will be made using a risk averse, contrarian value approach. As part of the Fund's contrarian approach, the Adviser will attempt to assess excesses in optimism or pessimism regarding various asset classes. Contrarian market sentiment and technical considerations will be used to enhance timing in making asset allocation decisions.

With regard to equity securities, the Adviser primarily uses the "value" style of investing. The Adviser's use of the "value" style of investing seeks to identify and select securities that, in the Adviser's opinion, are trading at a lower valuation relative to one of the following two measurements: (i) the historic valuation of the securities; or (ii) valuations of the issuer's industry peers. Historically, undervalued securities have generally had lower share price volatility, and a higher yield, when compared with other equity securities.

Allocation to equities will be made using a combination of bottom-down and top-up analysis.

Primarily using the bottom-up approach to security analysis, the Adviser searches for equity securities that appear to be undervalued or out-of-favor with share prices that have lagged the market and demonstrated an ability to maintain their value when the broad equity market is weak. Additionally, the Adviser seeks to invest in companies that have skilled management with a shareholder orientation and that appear to be financially strong. The Adviser uses technical analysis of the market as an aid in timing purchases and sales. The Adviser sells a equity security if it determines that the issuer does not continue to meet its stock selection criteria

Top-down valuation assessments will be based on factors such as market capitalization to GDP, price to reported earnings, and price to book value as well as considering current economic, financial market, and societal trends as well as market sentiment and technical considerations. Lastly, the Adviser assembles a portfolio of equity securities by considering sector allocations. Sectors are broad categories of companies with similar characteristics. The Adviser determines the sector allocation of the Fund's portfolio primarily based upon its opinion as to which sectors are, as a whole, priced at a low market valuation when compared with other sectors as well as industry factors. .

Capital protection is critically important for the Fund. Consequently, the Fund may hold large cash reserves at times of high valuations or unattractive risk/return prospects or if the Adviser is unable to find a sufficient number of securities that the Adviser deems to be undervalued or out-of-favor. Additionally, the Adviser anticipates normally keeping a portion of the Fund's portfolio in cash in order to readily take advantage of buying opportunities or in an effort to preserve capital. The Fund's cash position will normally be invested in traditional cash investments such as money market funds, U.S. Treasury Bills or repurchase agreements.

The Fund will have the ability to sell securities and other investments such as commodities short. There will typically be shorting opportunities, regardless of the overall market conditions. Short opportunities will be based primarily on fundamental, technical, and valuation grounds. The Adviser may use short positions (and put options) to profit from declines in individual securities or asset classes to further our investment objective.

When investing in fixed-income securities the Adviser invests in asset classes within the fixed-income market that it believes offers the best relative value. When searching for asset classes within the fixed-income market, the Adviser places an emphasis on historical yield spreads and investing contrary to prevailing market sentiment with regard to an asset class. Such asset classes may include non-investment-grade fixed-income securities, emerging market debt and foreign non-dollar denominated fixed-income securities issued by foreign governmental entities or corporations, as well as U.S. Treasury securities and other investment-grade securities.

With regard to non-dollar denominated fixed-income securities the Adviser also considers the currency appreciation potential of a given market. When evaluating the currency appreciation potential of a given market the Adviser will consider criteria such as current account and budget deficits, technicals and market sentiment, real interest-rate spreads, net asset and foreign exchange reserve positions, purchasing power parity, and relative economic growth rates.

The Fund may also invest in commodities.. The Adviser anticipates that gold and other precious metals will frequently be purchased by the Fund. However, the Fund can invest in other commodities such as agricultural products or crude oil. Commodities other than gold would be selected based on supply and demand, market sentiment measures, and technical measures. It is anticipated that exposure to commodities will be obtained primarily by investing in derivative contracts, hybrid instruments and exchange-traded funds. However, although not contemplated the Fund may hold the commodities directly to the extent permitted under the 1940 Act.

The Fund may also purchase shares of exchange-traded funds (ETFs) in order to achieve exposure to a specific region, country, or market sector, or for other reasons consistent with its investment strategy. Additionally, the Fund may sell short shares of an ETF in anticipation of a decline in the price of the ETF. Options may also be purchased on ETFs.

The Fund may invest in derivative contracts, such as options and futures contracts. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivatives or hybrid instruments. First, the Fund may invest in a hybrid instrument which is structured as a note that pays a fixed dividend and at maturity either converts into shares of an equity security or returns a payment to the Fund based on the change in value of an underlying equity security. Second, the Fund may buy or sell derivative contracts (such as call or put options), in anticipation of an increase or decrease in the market value of individual securities, currencies or indices (including both securities and volatility indices). Third, the Fund may invest in derivatives contracts as part of its hedging strategies. Finally, the Fund may invest in derivative contracts and hybrid instruments in order to gain exposure to certain commodities.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering in transactions that provide only limited protection, including transactions that (1) hedge only a portion of the portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Funds.

 The Fund may buy put options on stock indices (which may be an ETF) or individual stocks (even if the stocks are not held by the Fund) in an attempt to hedge against a decline in stock prices.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

In addition to the use of cash described in the above investment strategy the Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risk.

AMERICAN DEPOSITORY RECEIPTS

American Depositary Receipts, which are traded in the United States markets, represent interests in underlying securities issued by a foreign company which are not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. dollars in United States markets.

COMMODITIES

Commodities are generally any products used in commerce which are traded on an authorized commodity exchange. A commodity can be an agricultural product (soybeans, grains, coffee, etc.), metals (i.e., gold, silver, copper, etc.), financial indices, or any other physical substance (i.e., crude oil, pork bellies, orange juice, etc.) that investors buy or sell, usually as commodity futures contracts. It is anticipated that exposure to commodities will be obtained primarily by investing in derivative contracts, hybrid instruments and exchange-traded funds. However, although not contemplated the Fund may hold the commodities directly to the extent permitted under the 1940 Act.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange-traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures, futures on commodities, futures on individual securities and foreign currency forward contracts.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, currencies (both U.S. and foreign), commodities and other derivative instruments, such as futures contracts.






Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps, and caps and floors.

Hybrid Instruments

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset (such as a security or commodity) or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivative contracts, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets to secure such obligations without terminating the derivative contracts.

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund invests:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

The Fund may invest in both investment grade and non-investment grade corporate debt securities. Lower-rated fixed-income securities are securities rated below investment grade (i.e., BB or lower) by a nationally recognized statistical rating organization (NRSRO). There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities and securities whose issuers are in default.

Foreign Government Securities

Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Corporate Debt Securities

The Fund may also invest in investment grade and high yield debt securities of foreign corporations. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Convertible Securities

Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price, or which are automatically exchanged for equity securities after a specified conversion period. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities generally have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed-income and equity securities for purposes of its investment policies and limitations because of their unique characteristics.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund may also invest in securities primarily by investing in another investment company (which may not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.






INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.


What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.






CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risks and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Fund may make significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

DERIVATIVES RISKS

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, interest rate, credit, liquidity and leverage risks.

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

LEVERAGE RISKS

While the Fund does not intend to borrow money for investment purposes, the Fund will still be subject to leverage risk when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively and their trading market may be more limited.

EMERGING MARKET RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their creditworthiness and consequently their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more actual or perceived severe downturns (with corresponding currency devaluation) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

COMMODITIES RISKS

The value of an underlying share may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments. Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity.

SHORT SELLING RISK

A short sale by the Fund involves borrowing securities from a lender which are then sold in the open market. At a future date, the securities are repurchased by the Fund and returned to the lender. If the value of the securities declines between the time that the Fund borrows the securities and the time it repurchases and returns the securities to the lender, the Fund makes a profit on the difference (less any interest the Fund is required to pay the lender). There is no assurance that securities will decline in value during the period of the short sale and make a profit for the Fund. Securities sold short may instead appreciate in value creating a loss for the Fund. The Fund also may experience difficulties repurchasing and returning the borrowed securities if a liquid market for the securities does not exist. The lender may also recall borrowed securities at any time. Short selling involves other risks described in this prospectus such as stock market risk, commodities risk,, liquidity risk and leverage risk.

EXCHANGE-TRADED FUNDS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value;
(ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                              Maximum Sales Charges
                                Minimum
                                Initial/Subsequent   Front-End       Contingent
                                Investment           Sales           Deferred
  Shares Offered                Amounts(1)           Charge(2)       Sales
                                                                     Charge(3)
  Class A                       $1,500/$100          5.50%           0.00%
  Class C                       $1,500/$100          1.00%           1.00%

1 Orders for $1,000,000 or more of Class C Shares will be invested in Class A Shares instead of Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently.


2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3        See "Sales Charge When You Redeem."

As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class C Shares. Thus, the fact that a relatively low front- end charge is imposed on purchases of Class C Shares does not always make them preferable to Class A Shares.


SALES CHARGE WHEN YOU PURCHASE
The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Class A Shares
                                          Sales Charge
                                          as a Percentage      Sales Charge
                                          of Public            as a Percentage
Purchase Amount                           Offering Price       of NAV
Less than $50,000                         5.50%                5.82%
$50,000 but less than $100,000            4.50%                4.71%
$100,000 but less than $250,000           3.75%                3.90%
$250,000 but less than $500,000           2.50%                2.56%
$500,000 but less than $1 million         2.00%                2.04%
$1 million or greater1                    0.00%                0.00%

     1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class C Shares
                              Sales Charge
                              as a Percentage           Sales Charge
                              of Public                 as a Percentage
Purchase Amount               Offering Price            of NAV
All Purchases                 1.00%                     1.01%


REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS
Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your investment professional must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or (effective March 1, 2005) broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.


Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

Larger Purchases

     o purchasing Class A Shares in greater quantities to reduce the applicable sales charge;


Concurrent and Accumulated Purchases
o combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or


Letter of Intent
o signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months (call your investment professional or the Fund for more information). The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


ELIMINATING THE SALES CHARGE
Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

o    within 120 days of redeeming Shares of an equal or greater amount;

o    through  a  financial   intermediary  that  did  not  receive  a  dealer
     reallowance on the purchase;

o    with reinvested dividends or capital gains;

o as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;

o as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only); [or]

o as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or

o    pursuant to the exchange privilege.

The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of Shares of Liberty U.S. Government Money Market Trust unless your Liberty Shares were acquired through an exchange of Shares on which the sales charge had previously been paid.


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o  Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class A Shares
If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class C Shares:
You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.


If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

o following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;

o purchased by Trustees and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;

o purchased through an investment professional that did not receive an advance commission on the purchase;

o    purchased with reinvested dividends or capital gains;

o redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;

o purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange);


FEE WHEN YOU REDEEM OR EXCHANGE
For 180 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 1.00% redemption fee. This 1.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended, including redemptions made as part of an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV. The redemption/exchange fee will be paid to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the redemption/exchange fee on all Shares that are redeemed or exchanged within 180 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including omnibus accounts of banks, broker-dealers, trust companies and retirement plan record keepers.

Participant directed transactions involving Shares held in retirement plans established under Sections 401(a) or 401(k) of the Internal Revenue Code (the "Code"), custodial plan accounts established under Section 403(b)(7) of the Code, or deferred compensation plans established under Section 457 of the Code will be subject to the redemption/exchange fee. Non-participant directed transactions such as distributions due to death, disability, health, or financial hardship will not be subject to the redemption/exchange fee. The redemption/exchange fee will not apply to Shares held in plans administered as college savings programs under Section 529 of the Code. Finally, Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption/exchange fee, please see the Fund's SAI.


How is the Fund Sold?

The Fund offers two Share classes: Class A Shares and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Class A and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


SERVICE FEES
The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided..

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
     Boston, MA
     Dollar Amount of Wire
     ABA Number 011000028
     Attention: EDGEWIRE
     Wire Order Number, Dealer Number or Group Number
     Nominee/Institution Name
     Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and send it to:

   The Federated Funds
     P.O. Box 8600
     Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

   The Federated Funds
   66 Brooks Drive
   Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


BY AUTOMATIC INVESTMENTS
You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.


BY DIRECT DEPOSIT
You may complete an application with State Street Bank and Trust Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with State Street Bank and Trust Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchange for Shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the Shares are redeemed or exchanged within 180 days of purchase, a 1% redemption/exchange fee will be charged, as more fully described previously under the sub-heading, "Fee When You Redeem or Exchange." The redemption/exchange fee will be paid to the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   The Federated Funds
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   The Federated Funds
   66 Brooks Drive
   Braintree, MA 02184
All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o a redemption is payable to someone other than the shareholder(s) of record; or

o if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o to allow your purchase to clear;

o during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

In an effort to deter shareholders from using repeated exchanges to take advantage of short-term market movements (also known as "market timing"), after July 30, 2001, Shares acquired through an exchange may not be exchanged again (a "Subsequent Exchange") for a period of 15 days. The Fund will not process any request for a Subsequent Exchange made during the 15-day period. The rights of shareholders to redeem their Shares are not affected by this provision.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares and Class C Shares subject to a sales charge while redeeming Shares using this program.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund does not issue share certificates.


Account and Share Information


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, and redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. As described above, the Fund imposes a fee on redemptions or exchanges of Fund Class A or C Shares within 180 days of the date of purchase. See "What do Shares Cost?" The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 180 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 180 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions [or exchanges] that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's objective is that its fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-Adviser manages. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.


PORTFOLIO MANAGEMENT INFORMATION
Steven J. Lehman

     Steven J. Lehman has been a Portfolio Manager of the Fund since inception. Mr. Lehman joined the Fund's Adviser in May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.


ADVISORY FEES
The Adviser receives an annual investment advisory fee of 1.25% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts.

The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information


                              FINANCIAL HIGHLIGHTS
The Fund's fiscal year end is ______________. As this is the Fund's first fiscal year, financial information is not yet available.






A Statement of Additional Information (SAI) dated August 31, 2005, includes additional information about the Fund and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4017

Cusip 000000000
000000-00 (8/05)



Federated Absolute Advantage Fund
A Portfolio of Federated Equity Funds

                      STATEMENT OF ADDITIONAL INFORMATION

AUGUST 31, 2005

                                 CLASS A SHARES
                                 CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Absolute Advantage Fund
(Fund), dated August 31, 2005. Obtain the prospectus without charge by calling 1-800-341-7400.







                                                                 CONTENTS




How is the Fund Organized?............................................1


Securities in Which the Fund Invests..................................1


What Do Shares Cost?.................................................14


How is the Fund Sold?................................................15


Exchanging Securities for Shares.....................................17


Subaccounting Services...............................................17


Redemption in Kind...................................................17


Massachusetts Partnership Law........................................17


Account and Share Information........................................18


Tax Information......................................................18


Who Manages and Provides Services to the Fund?.......................18


How Does the Fund Measure Performance?...............................29


Who is Federated Investors, Inc.?....................................30


Investment Ratings...................................................30


Addresses............................................................34


Appendix.............................................................35










How is the Fund Organized?

The Fund is a diversified portfolio of Federated Equity Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on April 17, 1984. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established two classes of shares of the Fund, known as Class A Shares and Class C Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Equity Management Company of Pennsylvania (Adviser).


Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:


SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:


Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed-income security.


Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed-income securities in which the Fund invests:


Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that the Fund has the option to exchange for equity securities at a specified conversion price, or which are automatically exchanged for equity securities after a specified conversion period. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities generally have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
The Fund treats convertible securities as equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


COMMODITIES

Commodities are generally any products used in commerce which are traded on an authorized commodity exchange. A commodity can be an agricultural product (soybeans, grains, coffee, etc.), metals (i.e., gold, silver, copper, etc.), financial indices, or any other physical substance (i.e., crude oil, pork bellies, orange juice, etc.) that investors buy or sell, usually as commodity futures contracts.

It is anticipated that exposure to commodities will be obtained primarily by investing in derivative contracts, hybrid instruments and exchange-traded funds. However, although not contemplated the Fund may hold the commodities directly to the extent permitted under the 1940 Act.


DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange-traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:


Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures and foreign currency forward contracts.


Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy and sell the following typess of options: indices, individual securities, futures (including financial and index futures) and currencies (both foreign and U.S. dollar).

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

o Buy call options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

o Write call options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

o Buy put options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of a decrease in the value of the underlying asset; and

o Write put options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.


Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed-income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

TOTAL RATE OF RETURN SWAPS
Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

CREDIT DEFAULT SWAPS
Credit default swaps are agreements between two parties whereby one party (the "protection buyer") agrees to make regular payments over the term of the agreement to another party (the "protection seller"), provided that no designated event of default on an underlying obligation has occurred. If an event of default occurs, the protection seller must pay the protection buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the protection buyer or the protection seller in a credit default swap. If the Fund is a protection buyer and no event of default occurs, the Fund will lose its entire investment in the swap agreement (i.e., an amount equal to the payments made to the protection seller). However, if an event of default occurs, the Fund (as protection buyer) will deliver the underlying obligation and receive a payment equal to the full notional value of the underlying asset, even though the underlying asset may have little or no value. If the Fund is the protection seller and no default occurs, then the Fund will receive a fixed rate of income throughout the term of the agreement. However, if an event of default occurs, the Fund (as protection seller) will pay the protection buyer the full notional value of the reference obligation and receive the underlying obligation. Credit default swaps may involve greater risks than if the Fund invested directly in the underlying obligation.

CURRENCY SWAPS
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Securities Lending
The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund may also invest in high yield and emerging markets securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

The Fund may also purchase shares of exchange-traded funds (ETFs) in order to achieve exposure to a specific region, country, or market sector, or for reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.


INVESTMENT RATINGS

Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


EQUITY SECURITIES INVESTMENT RISKS

Stock Market Risks
o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Risks Related to Investing for Value
o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


Risks of Investing in ADRs

o Because the Fund may invest in ADRs issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.


Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Risks Related to Company Size
o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

o The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


Euro Risks
o The Fund may make significant investments in securities denominated in the Euro, the single currency of the European Monetary Union
           (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

o With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.


Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


Credit Risks
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Risks of Investing in Derivative Contracts

     o The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in the prospectus or this SAI, such as stock market, credit, liquidity and leverage risks.


COMMODITIES RISKS
o The value of an underlying share may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments. Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity.


SHORT SELLING RISK

     o A short sale by the Fund involves borrowing securities from a lender which are then sold in the open market. At a future date, the securities are repurchased by the Fund and returned to the lender. While the securities are borrowed, the proceeds from the sale are deposited with the lender and the Fund pays interest to the lender. If the value of the securities declines between the time that the Fund borrows the securities and the time it repurchases and returns the securities to the lender, the Fund makes a profit on the difference (less any interest the Fund is required to pay the lender). Short selling involves risk. There is no assurance that securities will decline in value during the period of the short sale and make a profit for the Fund. Securities sold short may instead appreciate in value creating a loss for the Fund. The Fund also may experience difficulties repurchasing and returning the borrowed securities if a liquid market for the securities does not exist. The lender may also recall borrowed securities at any time. The lender from whom the Fund has borrowed securities may go bankrupt and the Fund may lose the collateral it has deposited with the lender. The Fund will adhere to controls and limits that are intended to offset these risks by short selling only liquid securities and by limiting the amount of exposure for short sales.

SECURITIES LENDING RISK
o Mutual funds may lend their securities as permitted by securities legislation. The Fund lends securities to a third party for a fee in exchange for collateral, and can demand the return of the securities at any time. Collateral can include cash, qualified securities or securities that can be immediately converted into the securities that are on loan. There is a risk that the other party to the transaction may not live up to its obligations under the transaction leaving the Fund holding collateral which could be worth less than the loaned securities if the value of the loaned securities increases relative to the value of the cash or other collateral, resulting in a loss to the Fund.


HEDGING RISK.

     o A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several risks in connection with the use by the Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its, judgment, will have a significant correlation with movements in the prices of the Fund's underlying instruments sought to be hedged.

     o Successful use of futures contracts by the Fund for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, it is believed that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged.

     o It is also possible that if the Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so. In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.


FIXED-INCOME SECURITIES INVESTMENT RISKS

Interest Rate Risks
o Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.


Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Call Risks
o Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Liquidity Risks
o Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade, or are not widely held.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security and the Fund could incur losses.


Sector Risks
o A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


Risks Associated with Noninvestment Grade Securities
o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's investment objective is to provide moderate capital appreciation and high current income. The investment objective may not be changed by the Fund's Board without shareholder approval.


INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.


Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 (1940 Act), as amended, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.


Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Investing in Commodities
The Fund may invest in commodities to the maximum extent permitted under the Investment Company Act of 1940 (the "1940 Act").


Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.


Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Concentration
In applying the concentration restriction, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.


Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.


Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's Adviser.

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.


Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


FEE WHEN YOU REDEEM OR EXCHANGE
For 180 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 1.00% redemption fee. This 1.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended, including redemptions made as part of an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV. The redemption/ exchange fee will be paid to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).
The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 180 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including omnibus accounts of banks, broker-dealers and trust companies.
Participant directed transactions involving Shares held in retirement plans established under Sections 401(a) or 401(k) of the Internal Revenue Code (the "Code"), custodial plan accounts established under Section 403(b)(7) of the Code, or deferred compensation plans established under Section 457 of the Code ( "Retirement Plans") will be subject to the redemption/exchange fee. The following is a list of specific examples of non-participant directed Retirement Plan transactions that will not be subject to the redemption/exchange fee: o Distributions from a Retirement Plan due to death, disability, health or financial hardship; o Distributions from a Retirement Plan made in connection with the termination of employment; o Distributions from a Retirement Plan required by the Code, such as the distribution that must be made when the plan participant reaches age 70 1/2 (and any subsequent, related distributions for years thereafter);

o Distributions from a Retirement Plan made in connection with a qualified participant loan;

     o Redemptions from a Retirement Plan made in connection with the regularly scheduled automatic rebalancing of assets in a Retirement Plan (i.e., automatic rebalancing according to predetermined allocation levels); and

o Redemptions from or exchanges within a Retirement Plan made as a result of plan level directed events, such as changes to plan investment options;
Additionally, the redemption/exchange fee will not apply to Shares held in plans administered as college savings programs under Section 529 of the Code. Finally, Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee.

How is the Fund Sold?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:


Class A Shares
                                                        Dealer Reallowance
                                                        as a percentage of
Purchase Amount                                        Public Offering Price
Less than $50,000                                              5.00%
$50,000 but less than $100,000                                 4.00%
$100,000 but less than $250,000                                3.25%
$250,000 but less than $500,000                                2.25%
$500,000 but less than $1 million                              1.80%
$1 million or greater                                          0.00%

Class C Shares
                                                            Dealer Reallowance
                                                            as a Percentage of
                                                           Public Offering Price
All Purchase Amounts                                               1.00%

ADVANCE COMMISSIONS

When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:


Class A Shares (for purchases over $1 million)
                                                          Advance Commission
                                                          as a Percentage of
Purchase Amount                                         Public Offering Price
First $1 million - $5 million                                    0.75%
Next $5 million - $20 million                                    0.50%
Over $20 million                                                 0.25%

     Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.


Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

                                                       Advance Commission
                                                       as a Percentage of
Class C Shares                                        Public Offering Price
All Purchase Amounts                                          1.00%

RULE 12B-1 PLAN (CLASS A SHARES AND CLASS C SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service Fees.

You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial institutions.


Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.


Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell Federated fund shares through retirement plan programs. A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


Account and Share Information


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


Tax Information


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


Who Manages and Provides Services to the Fund?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund[s]. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name                                                                                                           Total Compensation
Birth Date                                                                                                        From Trust and
Address                                                                                     Aggregate        Federated Fund Complex


Positions Held with Trust           Principal Occupation(s) for Past Five Years,           Compensation       (past calendar year)
Date Service Began                  Other Directorships Held and Previous                From Fund (past
                                    Position(s) fiscal year) + Principal
                                    Occupations: Chairman and Director or $0

John F. Donahue*                    Trustee of the Federated Fund Complex; Chairman             $0                       $0
Birth Date: July 28, 1924           and Director, Federated Investors, Inc.
CHAIRMAN AND TRUSTEE                ------------------------------------------------
Began serving: April 1984
                                    Previous Positions: Trustee, Federated
                                    Investment Management Company and Chairman and
                                    Director, Federated Investment Counseling.

                                    Principal Occupations: Principal Executive                  $0                       $0
J. Christopher Donahue*             Officer and President of the Federated Fund
Birth Date: April 11, 1949          Complex; Director or Trustee of some of the
PRESIDENT AND TRUSTEE               Funds in the Federated Fund Complex; President,
Began serving: January 2000         Chief Executive Officer and Director, Federated
                                    Investors, Inc.; Chairman and Trustee,
                                    Federated Investment Management Company;
                                    Trustee, Federated Investment Counseling;
                                    Chairman and Director, Federated Global
                                    Investment Management Corp.; Chairman,
                                    Federated Equity Management Company of
                                    Pennsylvania, Passport Research, Ltd. and
                                    Passport Research II, Ltd.; Trustee, Federated
                                    Shareholder Services Company; Director,
                                    Federated Services Company.

                                    Previous Positions: President, Federated
                                    Investment Counseling; President and Chief
                                    Executive Officer, Federated Investment
                                    Management Company, Federated Global Investment
                                    Management Corp. and Passport Research, Ltd.

                                    Principal Occupations: Director or Trustee of               $0
Lawrence D. Ellis, M.D.*            the Federated Fund Complex; Professor of                                        $148,500
Birth Date: October 11, 1932        Medicine, University of Pittsburgh; Medical
3471 Fifth Avenue                   Director, University of Pittsburgh Medical
Suite 1111                          Center Downtown; Hematologist, Oncologist and
Pittsburgh, PA                      Internist, University of Pittsburgh Medical
TRUSTEE                             Center.
Began serving: August 1987
                                    Other Directorships Held: Member, National
                                    Board of Trustees, Leukemia Society of America.

                                    Previous Positions: Trustee, University of
                                    Pittsburgh; Director, University of Pittsburgh
                                    Medical Center.


* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION


Name                                                                                                         Total Compensation
Birth Date                                                                                                      From Trust and
Address                                                                                     Aggregate        Federated Fund Complex
Positions Held with Trust           Principal Occupation(s) for Past Five Years,           Compensation       (past calendar year)
Date Service Began                  Other Directorships Held and Previous                From Fund (past
                                    Position(s)                                           fiscal year) +

                                    Principal Occupation: Director or Trustee of                $0                  $163,350
Thomas G. Bigley                    the Federated Fund Complex.
Birth Date: February 3, 1934
15 Old Timber Trail                 Other Directorships Held: Director, Member of
Pittsburgh, PA                      Executive Committee, Children's Hospital of
TRUSTEE                             Pittsburgh; Director, University of Pittsburgh.
Began serving: October 1995
                                    Previous Position: Senior Partner, Ernst &
                                    Young LLP.

                                    Principal Occupations: Director or Trustee of               $0                  $163,350
John T. Conroy, Jr.                 the Federated Fund Complex; Chairman of the
Birth Date: June 23, 1937           Board, Investment Properties Corporation;
Investment Properties               Partner or Trustee in private real estate
Corporation                         ventures in Southwest Florida.
3838 North Tamiami Trail
Suite 402                           Previous Positions: President, Investment
Naples, FL                          Properties Corporation; Senior Vice President,
TRUSTEE                             John R. Wood and Associates, Inc., Realtors;
Began serving: November 1991        President, Naples Property Management, Inc. and
                                    Northgate Village Development Corporation.

                                    Principal Occupation: Director or Trustee of                $0                  $163,350
Nicholas P. Constantakis            the Federated Fund Complex.
Birth Date: September 3, 1939
175 Woodshire Drive                 Other Directorships Held: Director and Member
Pittsburgh, PA                      of the Audit Committee, Michael Baker
TRUSTEE                             Corporation (engineering and energy services
Began serving: February 1998        worldwide).

                                    Previous Position: Partner, Anderson Worldwide
                                    SC.

                                    Principal Occupation: Director or Trustee of                $0                  $148,500
John F. Cunningham                  the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way                   Other Directorships Held: Chairman, President
Palm Beach, FL                      and Chief Executive Officer, Cunningham & Co.,
TRUSTEE                             Inc. (strategic business consulting); Trustee
Began serving: January 1999         Associate, Boston College.

                                    Previous Positions: Director, Redgate
                                    Communications and EMC Corporation (computer
                                    storage systems); Chairman of the Board and
                                    Chief Executive Officer, Computer Consoles,
                                    Inc.; President and Chief Operating Officer,
                                    Wang Laboratories; Director, First National
                                    Bank of Boston; Director, Apollo Computer, Inc.

                                    Principal Occupation: Director or Trustee of                $0                  $148,500
Peter E. Madden                     the Federated Fund Complex.
Birth Date: March 16, 1942
One Royal Palm Way                  Other Directorships Held: Board of Overseers,
100 Royal Palm Way                  Babson College.
Palm Beach, FL
TRUSTEE                             Previous Positions: Representative,
Began serving: November 1991        Commonwealth of Massachusetts General Court;
                                    President, State Street Bank and Trust
                                    Company and State Street Corporation
                                    (retired); Director, VISA USA and VISA
                                    International; Chairman and Director,
                                    Massachusetts Bankers Association; Director,
                                    Depository Trust Corporation; Director, The
                                    Boston Stock Exchange.

                                    Principal Occupations: Director or Trustee of               $0                  $163,350
Charles F. Mansfield, Jr.           the Federated Fund Complex; Management
Birth Date: April 10, 1945          Consultant; Executive Vice President, DVC
80 South Road                       Group, Inc. (marketing, communications and
Westhampton Beach, NY               technology) (prior to 9/1/00).
TRUSTEE
Began serving: January 1999         Previous Positions: Chief Executive Officer,
                                    PBTC International Bank; Partner, Arthur Young
                                    & Company (now Ernst & Young LLP); Chief
                                    Financial Officer of Retail Banking Sector,
                                    Chase Manhattan Bank; Senior Vice President,
                                    HSBC Bank USA (formerly, Marine Midland Bank);
                                    Vice President, Citibank; Assistant Professor
                                    of Banking and Finance, Frank G. Zarb School of
                                    Business, Hofstra University.

                                    Principal Occupations: Director or Trustee of               $0                  $178,200
John E. Murray, Jr., J.D.,          the Federated Fund Complex; Chancellor and Law
S.J.D.                              Professor, Duquesne University; Partner,
Birth Date: December 20, 1932       Murray, Hogue & Lannis.
Chancellor, Duquesne University
Pittsburgh, PA                      Other Directorships Held: Director, Michael
TRUSTEE                             Baker Corp. (engineering, construction,
Began serving: February 1995        operations and technical services).

                                    Previous Positions: President, Duquesne
                                    University; Dean and Professor of Law,
                                    University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University
                                    School of Law.

                                    Principal Occupations:  Director or Trustee of              $0                  $148,500
Marjorie P. Smuts                   the Federated Fund Complex; Public
Birth Date: June 21, 1935           Relations/Marketing Consultant/Conference
4905 Bayard Street                  Coordinator.
Pittsburgh, PA
TRUSTEE                             Previous Positions: National Spokesperson,
Began serving: April 1984           Aluminum Company of America; television
                                    producer; President, Marj Palmer Assoc.; Owner,
                                    Scandia Bord.

                                    Principal Occupations:  Director or Trustee of              $0                  $148,500
John S. Walsh                       the Federated Fund Complex; President and
Birth Date: November 28, 1957       Director, Heat Wagon, Inc. (manufacturer of
2604 William Drive                  construction temporary heaters); President and
Valparaiso, IN                      Director, Manufacturers Products, Inc.
TRUSTEE                             (distributor of portable construction heaters);
Began serving: January 1999         President, Portable Heater Parts, a division of
                                    Manufacturers Products, Inc.

                                    Previous Position: Vice President, Walsh &
                                    Kelly, Inc.


+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.


OFFICERS**

Name
Birth Date
Address
Positions Held with Trust
-----------------------------------------------           Principal Occupation(s) and Previous Position(s)
Date Service Began
                                                          Principal Occupations: Executive Vice President and Secretary of the
John W. McGonigle                                         Federated Fund Complex; Executive Vice President, Secretary and Director,
Birth Date: October 26, 1938                              Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT AND SECRETARY
Began serving: April 1984                                 Previous Positions: Trustee, Federated Investment Management Company and
                                                          Federated Investment Counseling; Director, Federated Global Investment
                                                          Management Corp., Federated Services Company and Federated Securities
                                                          Corp.

                                                          Principal Occupations: Principal Financial Officer and Treasurer of the
Richard J. Thomas                                         Federated Fund Complex; Senior Vice President, Federated Administrative
Birth Date: June 17, 1954                                 Services.
TREASURER
Began serving: November 1998                              Previous Positions: Vice President, Federated Administrative Services;
                                                          held various management positions within Funds Financial Services
                                                          Division of Federated Investors, Inc.

                                                          Principal Occupations: Vice Chairman or Vice President of some of the
Richard B. Fisher                                         Funds in the Federated Fund Complex; Vice Chairman, Federated Investors,
Birth Date: May 17, 1923                                  Inc.; Chairman, Federated Securities Corp.
VICE PRESIDENT
Began serving: April 1984                                 Previous Positions: President and Director or Trustee of some of the
                                                          Funds in the Federated Fund Complex; Executive Vice President, Federated
                                                          Investors, Inc. and Director and Chief Executive Officer, Federated
                                                          Securities Corp.

                                                          Principal Occupations: Chief Investment Officer of this Fund and various
Stephen F. Auth                                           other Funds in the Federated Fund Complex; Executive Vice President,
Birth Date: September 3, 1956                             Federated Investment Counseling, Federated Global Investment Management
CHIEF INVESTMENT OFFICER                                  Corp., Federated Equity Management Company of Pennsylvania and Passport
Began serving: November 2002                              Research II, Ltd.

                                                          Previous Positions: Executive Vice President, Federated Investment
                                                          Management Company, and Passport Research, Ltd.; Senior Vice President,
                                                          Global Portfolio Management Services Division; Senior Vice President,
                                                          Federated Investment Management Company and Passport Research, Ltd.;
                                                          Senior Managing Director and Portfolio Manager, Prudential Investments.

                                                          Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined
Lawrence Auriana                                          Federated in April 2001 as Co-Head of Investments/Federated Kaufmann.
Birth Date: January 8, 1944                               From August 1984 to April 2001, Mr. Auriana was President and Treasurer
VICE PRESIDENT                                            of Edgemont Asset Management Corp., and Chairman of the Board and
Began serving: November 2001                              Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the
                                                          Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from
                                                          Fordham University and has been engaged in the securities business since
                                                          1965.


                                                          James E. Grefenstette is Vice President of the Trust. Mr. Grefenstette
James E. Grefenstette                                     joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr.
Birth Date: November 7, 1962                              Grefenstette became a Senior Vice President of the Fund's Adviser in
VICE PRESIDENT                                            January 2000. He served as a Vice President of the Fund's Adviser from
Began serving: November 1998                              1996 through 1999 and was an Assistant Vice President of the Fund's
                                                          Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial
                                                          Analyst; he received his M.S. in Industrial Administration from Carnegie
                                                          Mellon University.

                                                          Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated
Hans P. Utsch                                             in April 2001 as Co-Head of Investments/Federated Kaufmann. From August
Birth Date: July 3, 1936                                  1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of
VICE PRESIDENT                                            Edgemont Asset Management Corp., and President and Portfolio Manager to
Began serving: November 2001                              The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund).
                                                          Mr. Utsch graduated from Amherst College and holds an M.B.A. from
                                                          Columbia University. He has been engaged in the securities business since
                                                          1962.

** Officers do not receive any compensation from the Fund.

COMMITTEES OF THE BOARD
                                                                                                                     Meetings Held
Board             Committee                                                                                          During Last
Committee         Members                        Committee Functions                                                 Fiscal Year
Executive                                        In between meetings of the full                                      Six
                  John F. Donahue                Board, the Executive Committee
                  John E. Murray, Jr.,           generally may exercise all the
                  J.D., S.J.D.                   powers of the full Board in the
                                                 management and direction of the
                                                 business and conduct of the
                                                 affairs of the Trust in such manner
                                                 as the Executive Committee
                                                 shall deem to be in the best
                                                 interests of the Trust.
                                                 However, the Executive
                                                 Committee cannot elect or
                                                 remove Board members, increase
                                                 or decrease the number of
                                                 Trustees, elect or remove any
                                                 Officer, declare dividends,
                                                 issue shares or recommend to
                                                 shareholders any action
                                                 requiring shareholder approval.

Audit                                            The purposes of the Audit Committee are to oversee the              Six
                  Thomas G. Bigley               accounting and financial reporting process of the Fund, the
                  John T. Conroy, Jr.            Fund`s internal control over financial reporting, and the
                  Nicholas P. Constantakis       quality, integrity and independent audit of the Fund`s
                  Charles F. Mansfield, Jr.      financial statements.  The Committee also oversees or assists the Board with the oversight of
                                                 compliance with legal
                                                 requirements relating to those
                                                 matters, approves the
                                                 engagement and reviews the
                                                 qualifications, independence
                                                 and performance of the Fund`s
                                                 independent registered public
                                                 accounting firm, acts as a
                                                 liaison between the independent
                                                 registered public accounting
                                                 firm and the Board and reviews
                                                 the Fund`s internal audit
                                                 function.

Nominating                                                                                                           One
                  Thomas G. Bigley               The Nominating Committee, whose members consist of all
                  John T. Conroy, Jr.            Independent Trustees, selects and nominates persons for
                  Nicholas P. Constantakis       election to the Fund`s Board when vacancies occur. The
                  John F. Cunningham             Committee will consider candidates recommended by
                  Peter E. Madden                shareholders, Independent Trustees, officers or employees of
                  Charles F. Mansfield, Jr.      any of the Fund`s agents or service providers and counsel to
                  John E. Murray, Jr.            the Fund. Any shareholder who desires to have an individual
                  Marjorie P. Smuts              considered for nomination by the Committee must submit a
                  John S. Walsh                  recommendation in writing to the Secretary of the Fund, at the
                                                 Fund's address appearing on the
                                                 back cover of this Statement of
                                                 Additional Information. The
                                                 recommendation should include
                                                 the name and address of both
                                                 the shareholder and the
                                                 candidate and detailed
                                                 information concerning the
                                                 candidate's qualifications and
                                                 experience. In identifying and
                                                 evaluating candidates for
                                                 consideration, the Committee
                                                 shall consider such factors as
                                                 it deems appropriate. Those
                                                 factors will ordinarily
                                                 include: integrity,
                                                 intelligence, collegiality,
                                                 judgment, diversity, skill,
                                                 business and other experience,
                                                 qualification as an
                                                 "Independent Trustee," the
                                                 existence of material
                                                 relationships which may create
                                                 the appearance of a lack of
                                                 independence, financial or
                                                 accounting knowledge and
                                                 experience, and dedication and
                                                 willingness to devote the time
                                                 and attention necessary to
                                                 fulfill Board responsibilities.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's and subadviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's and subadviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.


Portfolio Manager Information
The following information about the Fund's Portfolio Manager is provided as of May 31, 2005.

                                                   Total Number of Other
 Other Accounts Managed by                           Accounts Managed/
 Steven Lehman                                         Total Assets*
 Registered Investment Companies                  2 funds / $ 2,998.22 million
 Other Pooled Investment Vehicles                       0 / $ 0
 Other Accounts                                         0 / $ 0
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None


Steven Lehman is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.


Investment Product Performance is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. a designated benchmark, and on a rolling 3 and 5 calendar year pre-tax total return basis vs. a designated peer group of comparable funds (e.g., funds in the same category as established by Lipper). These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years. As noted above, Steven Lehman is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Mr. Lehman's Investment Product Performance score is calculated based on the performance of certain other accounts that he manages; included accounts are equally weighted.


Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.


Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.


Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.


Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.


Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.


Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                                         Average Aggregate Daily
Maximum Administrative Fee                     Net Assets of the Federated Funds
0.150 of 1%                                              on the first $5 billion
0.125 of 1%                                               on the next $5 billion
0.100 of 1%                                              on the next $10 billion
0.075 of 1%                                           on assets over $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Merrill Lynch 91 Day Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end re-balancing is the outstanding original issue 2-Year Treasury Note that matures closest to 3 months from the re-balancing date. To qualify for selection, an issue must have settled on or before the month-end re-balancing date.

Russell Mid Cap Value Index measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of the Russell 1000 Value index.

Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.


S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


Who is Federated Investors, Inc.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. From offices in Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.


Taxable Fixed Income

     As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.


Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.


Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA for Global Equity; Robert J. Ostrowski, CFA for Taxable Fixed Income; Mary Jo Ochson, CFA for Tax Free Fixed Income; and Deborah A. Cunningham, CFA for Money Market Funds.


Investment Ratings


STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.


MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.


MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb--Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. .

b--Very Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes. .

ccc, cc, c--Extremely Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d--In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.


A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 --Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d--In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings.


A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.






Addresses

FEDERATED ABSOLUTE ADVANTAGE FUND

Class A Shares

Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Sub Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600 Boston, MA 02266-8600


Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072








Appendix

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:


Custodian
State Street Bank and Trust Company


Securities Lending Agent
State Street Bank and Trust Company


Independent Registered Public Accounting Firm
Deloitte & Touche LLP


Legal Counsel

Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP


Service Providers
Bloomberg
FactSet
Institutional Shareholder Services, Inc.
Investor Responsibility Research Center
Vestek
Wilshire Associates, Inc.


Security Pricing Services
FT Interactive Data
Reuters


Ratings Agencies
Standard & Poor's


Performance Reporting/Publications
Evaluation Associates
Fidelity-Strategic Advisors
Lipper, Inc.
Morningstar, Inc.
Morningstar Associates
NASDAQ
Thomson Financial
Value Line
Wiesenberger/Thomson Financial


Other
Investment Company Institute



PART C.         OTHER INFORMATION.

Item 23. Exhibits
         (a)      (i) Conformed copy of Amended and Restated
                  Declaration of Trust of the Registrant; (12) (ii)
                  Conformed copies of Amendment Nos. 4-7 of the
                  Amendment and Restated Declaration of Trust of
                     the Registrant; (31)
                  (iii)        Conformed copy of Amendment No. 8 of the
                               Amended and Restated Declaration of
                               Trust of the Registrant; (19)
                  (iv)         Conformed copy of Amendment No. 9 of the
                               Amended and Restated Declaration of
                               Trust of the Registrant; (21)
                  (v)          Conformed copy of Amendment No. 10 of the Amended
                               and Restated Declaration of Trust of the
                               Registrant; (21)
                  (vi)         Conformed copy of Amendment No. 11 of
                               the Amended and Restated Declaration of
                               Trust of the Registrant; (21)
                  (vii)        Conformed copy of Amendment No. 12 of
                               the Amended and Restated Declaration of
                               Trust of the Registrant; (23)
                  (viii)       Conformed copy of Amendment No. 13 of
                               the Amended and Restated Declaration of
                               Trust of the Registrant; (23)
                  (ix)         Conformed copy of Amendment No. 14 of
                               the Amended and Restated Declaration of
                               Trust of the Registrant; (24)
                  (x)          Conformed copy of Amendment No. 15 of the Amended
                               and Restated Declaration of Trust of the
                               Registrant; (24)
                  (xi)         Conformed copy of Amendment No. 16 of
                               the Amended and Restated Declaration of
                               Trust of the Registrant; (24)
                  (xii)        Conformed copy of Amendment No. 17 of
                               the Amended and Restated Declaration of
                               the Trust of the Registrant; (24)
                  (xiii)       Conformed copy of Amendment No. 18 of
                               the Amended and Restated Declaration of
                               Trust of the Registrant; (25)
                  (xiv)        Conformed copy of Amendment No. 19 of
                               the Amended and Restated Declaration of
                               Trust of the Registrant; (29)
                  (xv)         Conformed copies of Amendment Nos. 20-21
                               of the Amended and Restated Declaration
                               of Trust of the Registrant; (31)
                  (xvi)        Conformed copies of Amendment No. 22 of the
                               Amended and Restated Declaration of Trust of the
                               Registrant; (33)
                  (xvii)       Conformed copies of Amendment No. 23 of the
                               Amended and Restated Declaration of Trust of the
                               Registrant; (+)
         (b)      (i)          Copy of Amended and Restated By-Laws of the
                               Registrant; (12)
                  (ii)         Copy of Amendment No. 5 to Amended and Restated
                               By-Laws of the Registrant; (18)
                  (iii)        Copy of Amendment No. 6 to Amended and Restated
                               By-Laws of the Registrant; (18)
                  (iv)         Copy of Amendment No. 7 to Amended and Restated
                               By-Laws of the Registrant; (18)
                  (v)          Copy of Amendment No. 8 to Amended and Restated
                               By-Laws of the Registrant; (24)
                  (vi)         Copy of Amendment No. 9 to Amended and Restated
                               By-Laws of the Registrant; (29)
                  (vii)        Copy of Amendment No. 10 to Amended and Restated
                               By-Laws of the Registrant; (32)
         (c)                   (i) Copy of Specimen Certificate for
                               Shares of Beneficial Interest of the
                               Registrant (Federated Small Cap
                               Strategies Fund); (7)
                  (ii)         Copy of Specimen Certificate for Shares
                               of Beneficial Interest of the Registrant
                               (Federated Mid Cap Growth Strategies
                               Fund); (8)
                  (iii)        Copy of Specimen Certificate for Shares
                               of Beneficial Interest of the Registrant
                               (Federated Capital Appreciation Fund);
                               (9)
         (d)      (i)          Conformed copy of Investment Advisory Contract of
                               the Registrant (Federated Mid Cap Growth
                               Strategies Fund); (5)
                  (ii)         Conformed copy of Investment Advisory
                               Contract on behalf of the Registrant,
                               which includes Exhibit B for Federated
                               Capital Appreciation Fund; (10)
                  (iii)        Conformed copies of Exhibits D & E for
                               Federated Large Cap Growth Fund and
                               Federated Technology Fund, respectively;
                               (19)
                  (iv)         Conformed copy of Exhibit G to the
                               Investment Advisory Contract for
                               Federated Kaufmann Fund; (23)
(v                Conformed copy of Exhibit I to the Investment
                  Advisory Contract for Federated Market Opportunity
                  Fund; (23) (vi) Conformed copy of Amendment to
                  Investment Advisory Contract of the Registrant; (23)
                  (vii) Conformed copy of Sub-Advisory Agreement for
                  Federated Kaufmann Fund, which includes Exhibit
                               A, dated December 1, 2001; (23)
                  (viii)       Conformed copy of Sub-Advisory Agreement
                               for Federated Kaufmann Small Cap Fund,
                               which includes Exhibit A; (24)
                  (ix)         Conformed copy of Exhibit J to the
                               Investment Advisory Contract for
                               Federated Kaufmann Small Cap Fund; (24)
                  (x)          Conformed copy of Sub-Advisory Contract
                               for Federated Market Opportunity Fund,
                               which includes Exhibit A; (31)
                  (xi)         Conformed copy of Sub-Advisory Contract
                               for Federated Technology Fund, which
                               includes Exhibit A; (31)
                  (xii)        Conformed copy of Assignments of
                               Federated Investment Management Company
                               to Federated Equity Management Company
                               of Pennsylvania for Advisory and
                               Sub-Advisory Contracts of Federated
                               Capital Appreciation Fund, Federated
                               Kaufmann Fund, Federated Small Cap
                               Kaufmann Fund, Federated Market
                               Opportunity Fund, and Federated
                               Technology Fund; (31)
                  (xiii)       Conformed copy of Assignment of
                               Federated Investment Management Company
                               to Federated Global Investment
                               Management Company for Advisory Contract
                               of Federated Large Cap Growth Fund; (31)
                  (xiv)        Conformed copy of Assignment of
                               Federated Investment Management Company
                               to Federated Equity Management Company
                               of Pennsylvania for Advisory Contract of
                               Federated Mid Cap Growth Strategies
                               Fund; (31)
                  (xv)         Conformed copy of Investment Advisory
                               Contract of the Registrant, which
                               includes Exhibit A (Federated Strategic
                               Value Fund); (33)
         (e)      (i)          Conformed copy of Distributor's Contract of the
                               Registrant; (10)
                  (ii)         Conformed copies of Exhibits D and F to
                               the Distributor's Contract for Federated
                               Mid Cap Growth Strategies Fund, (Class A
                               and C Shares); (10)
                  (iii)        Conformed copies of Exhibits G and I to
                               the Distributor's Contract for Federated
                               Capital Appreciation Fund, (Class A and
                               C Shares); (10)
                  (iv)         Conformed copy of Distributor's Contract
                               (Class B Shares); (16)
                  (v)          Conformed copies of Exhibits M and N to
                               the Distributor's Contract for Federated
                               Large Cap Growth Fund, (Class A and C
                               Shares); (19)
                  (vi)         Conformed copies of Exhibits O and P to
                               the Distributor's Contract for Federated
                               Communications Technology Fund, (Class A
                               and C Shares); (19)
                  (vii)        Conformed copy of Exhibits S & T to the
                               Distributor's Contract for for Federated
                               Market Opportunity Fund (Class A and
                               Class C Shares); (22)
                  (viii)       Conformed copy of Exhibit U to the
                               Distributor's Contract for Federated
                               Kaufmann Fund (Class K Shares); (23)
                  (ix)         Conformed copy of Exhibits V & W to the
                               Distributor's Contract for Federated
                               Kaufmann Fund (Class A and Class C
                               Shares); (22)
                  (x)          Conformed copy of Amendment to the Distributor's
                               Contract of the Registrant, dated June 1, 2001;
                               (23)
                  (xi)         Conformed copy of Exhibit X to the
                               Distributor's Contract for Federated
                               Kaufmann Small Cap Fund (Class A
                               Shares); (24)
                  (xii)        Conformed copy of Exhibit Y to the
                               Distributor's Contract for Federated
                               Kaufmann Small Cap Fund (Class C
                               Shares); (24)
                  (xiii)       Conformed copy of Exhibit Z to the
                               Distributor's Contract for Federated
                               Capital Appreciation Fund (Class K
                               Shares); (28)
                  (xiv)        The Registrant hereby incorporates the
                               conformed copy of the specimen Mutual
                               Funds Sales and Service Agreement;
                               Mutual Funds Service Agreement; and Plan
                               Trustee/Mutual Funds Service Agreement
                               from Item 24(b)(6)(ii)-(iv) of the Cash
                               Trust Series II Registration Statement
                               on Form N-1A, filed with the Commission
                               on July 24, 1995. (File No. 33-38550 and
                               811-6269)
                  (xv)         Conformed copy of Amendment to the
                               Distributor's Contract of the
                               Registrant, dated October 1, 2003; (31)
                  (xvi)        Conformed copy of Amendment to the
                               Distributor's Contract (Class B Shares)
                               of the Registrant, dated June 1, 2001;
                               (31)
                  (xvii)       Conformed copy of Amendment to the
                               Distributor's Contract (Class B Shares)
                               of the Registrant, dated October 1,
                               2003; (31)
                  (xviii)      Conformed copy of Exhibit AA and BB to
                               the Distributor's Contract for Federated
                               Strategic Value Fund (Class A and Class
                               C Shares); (33)
         (f) Not applicable;
         (g)                   (i) Conformed Copy of the Custodian
                               Agreement of the Registrant; (6) (ii)
                               Conformed copy of Custodian Fee
                               Schedule; (15)
         (h)                   (i) Conformed copy of Amended and
                               Restated Agreement for Fund Accounting
                               Services, Administrative Services,
                               Shareholder Transfer Agency Services and
                               Custody Services Procurement; (17)
                  (ii)         Conformed copy of Amendment to Agreement
                               for Fund Accounting Services,
                               Administrative Services, Shareholder
                               Transfer Agency Services and Custody
                               Services Procurement; (23)
                  (iii) Conformed copy of Principal Shareholder
                  Service's Agreement (Class B Shares); (16) (iv)
                  Conformed copy of Exhibit 1 to the Principal
                  Shareholder Service's Agreement (Class B Shares);
                  (23) (v) Conformed copy of Shareholder Services
                  Agreement (Class B Shares); (16) (vi) Conformed copy
                  of Exhibit 1 to the Shareholder Services Agreement
                  (Class B Shares); (23) (vii) The Registrant hereby incorporates by reference the conformed copy of the Shareholder
                               Services Sub-Contract between Fidelity
                               and Federated Shareholder Services from
                               Item 24(b)(9)(iii) of the Federated GNMA
                               Trust Registration Statement on Form
                               N-1A, filed with the Commission on March
                               25, 1996 (File Nos. 2-75670 and
                               811-3375).
                  (viii) The Registrant hereby incorporates the
                  conformed copy of the Second Amended and Restated
                  Services Agreement, with attached Schedule 1 revised
                  6/30/04, from Item (h)(v)(ii) of the Cash Trust
                  Series, Inc. Registration Statement on Form N-1A
                  filed with the Commission on July 29, 2004, (File
                  Nos. 33-29838 and 811-5843).
                  (ix) The responses described in Item 22(e)(xiv) are
                  hereby incorporated by reference. (x) The Registrant
                  hereby incorporates the conformed copy of Amendment
                  No. 2 to the Amended &
                               Restated Agreement for Fund Accounting
                               Services, Administrative Services,
                               Transfer Agency Services and Custody
                               Services Procurement from Item 23 (h)(v)
                               of the Federated U.S. Government
                               Securities: 2-5 Years Registration
                               Statement on Form N-1A, filed with the
                               Commission on March 30, 2004. (File Nos.
                               2-75769 and 811-3387);
                  (xi)         The Registrant hereby incorporates the
                               conformed copy of Amendment No. 3 to the
                               Amended & Restated Agreement for Fund
                               Accounting Services, Administrative
                               Services, Transfer Agency Services and
                               Custody Services Procurement from Item
                               23 (h)(v) of the Federated U.S.
                               Government Securities: 2-5 Years
                               Registration Statement on Form N-1A,
                               filed with the Commission on March 30,
                               2004. (File Nos. 2-75769 and 811-3387;
                  (xii)        The Registrant hereby incorporates by
                               reference the conformed copy of the
                               Agreement for Administrative Services,
                               with Exhibit 1 and Amendments 1 and 2
                               attached, between Federated
                               Administrative Services and the
                               Registrant from Item 23(h)(iv)of the
                               Federated Total Return Series, Inc.
                               Registration Statement on Form N-1A,
                               filed with the Commission on November
                               29, 2004. (File Nos. 33-50773 and
                               811-7115);
                  (xiii)       The Registrant herby incorporates by
                               reference the conformed copy of the
                               Financial Administration and Accounting
                               Services Agreement, with attached
                               Exhibit A revised 6/30/04, from Item
                               (h)(viii) of the Cash Trust Series, Inc.
                               Registration Statement on Form N-1A,
                               filed with the Commission on July 29,
                               2004. (File Nos. 33-29838 and 811-5843)
         (i)                   Conformed copy of the Opinion and
                               Consent of Counsel regarding legality of
                               shares being registered; (6)
         (j)                   (i) Conformed copy of Consent of
                               Independent Registered Public Accounting
                               Firm (Deloitte & Touche LLP); (32) (ii)
                               Conformed copy of Consent of Independent
                               Registered Public Accounting Firm (Ernst
                               & Young LLP); (32)
         (k)                   Not Applicable;
         (l)                   Conformed copy of Initial Capital Understanding;
                               (2)
         (m)                   (i) Conformed Copy of Distribution Plan
                               of the Registrant, including Exhibits A,
                               B and C; (31) (ii) The responses
                               described in Item 23(e)(xiv) are hereby
                               incorporated by reference; (iii)
                               Conformed copy of Amendment to the
                               Distribution Plan (Class B Shares); (23)
                               (iv) Conformed copy of Exhibit D to the
                               Distribution Plan of the Registrant;
                               (33)
         (n)                   The Registrant hereby incorporates the
                               Copy of the Multiple Class Plan and
                               attached Exhibits from Item (n) of the
                               Federated Income Trust Registration
                               Statement on Form N-1A, filed with the
                               Commission on March 31, 2005. (File Nos.
                               2-75366 and 811-3352);
         (o)                   (i) Conformed copy of Power of Attorney
                               of the Registrant;(19) (ii) Conformed
                               copy of Power of Attorney of Trustee of
                               the Registrant; (19) (iii) Conformed
                               copy of Limited Power of Attorney; (27)
         (p)                   (i) The Registrant hereby incorporates
                               the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Money Market Obligations
                               Trust Registration Statement on Form
                               N-1A filed with the Commission on
                               February 26, 2004. (File Nos. 33-31602
                               and 811-5950);
                  (ii)         The Registrant hereby incorporates the
                               conformed copy of the Federated
                               Investors, Inc. Code of Ethics for
                               Access Persons, effective 1/1/2005, from
                               Item 23(p) of the Money Market
                               Obligations Trust Registration Statement on Form N-1A, filed with the Commission on February 25, 2005. (File Nos.
                               33-31602 and 811-5950).


+        Exhibit is being filed electronically with registration statement;
         indicate by footnote
2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed
         February 28, 1985.  (File Nos. 2-91090 and 811-4017)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed July 17, 1995. (File Nos. 2-91090 and 811-4017)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed August 31, 1995. (File Nos. 2-91090 and 811-4017)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed September 3, 1996. (File Nos. 2-91090 and 811-4017)
14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2-910090 and 811-4017)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed October 30, 1997. (File Nos. 2-91090 and 811-4017)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos. 2-91090 and 811-4017)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed December 27, 2001. (File Nos. 2-91090 and 811-4017)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed December 26, 2002. (File Nos. 2-91090 and 811-4017)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed February 7, 2003. (File Nos. 2-91090 and 811-4017)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed February 27, 2003. (File Nos. 2-91090 and 811-4017)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 61 on Form N-1A filed March 31, 2003. (File Nos. 2-91090 and 811-4017)
28. Response is incorporated by reference to Registrant's Amendment No. 55 on Form N-1A filed September 22, 2003. (File
         No. 811-4017)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed October 30, 2003. (File Nos. 2-91090 and 811-4017)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 65 on Form N-1A filed January 6, 2004. (File Nos. 2-91090 and 811-4017)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 66 on Form N-1A filed October 15, 2004. (File Nos. 2-91090 and 811-4017)
32. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 67 on Form N-1A filed December 30, 2004. (File Nos. 2-91090 and 811-4017) 33. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 68 on Form N-1A
filed January 7,  2005. (File Nos. 2-91090 and 811-4017)

Item 24.          Persons Controlled by or Under Common Control with the Fund:

                  None.

                         Item 25. Indemnification: (1)


Item 26.          Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice President:                       Stephen F. Auth

Senior Vice Presidents:                         William C. Dierker
                                                Linda A. Duessel
                                                James E. Grefenstette
                                                Steven Lehman

Vice Presidents:                                G. Andrew Bonnewell
                                                David P. Gilmore
                                                John W. Harris
                                                Kevin McClosky
                                                John L. Nichol
                                                Michael R. Tucker

Assistant Vice Presidents:                      Angela A. Kohler
                                                Dana Meissner

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue


Assistant Treasurer:                            Denis McAuley, III

                  The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

     Item  27.  Principal  Underwriters:

(a)  Federated  Securities  Corp.  the
Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust;
Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust. (b)

              (1)                        (2)                             (3)
Positions and Offices                                      Positions and Offices
  With Distributor                      Name                    With Registrant
---------------------          -----------------            --------------------

Chairman:                      Richard B. Fisher            Vice President

President-Institutional
Sales and Director:            John B. Fisher
Executive Vice
Vice President, Assistant
Secretary and Director:        Thomas R. Donahue
President-Broker/Dealer
And Director:                  James F. Getz
Vice President, Assistant
Secretary and Director:        Peter J. Germain

Treasurer and Director:        Denis McAuley III
Senior Vice Presidents:        Mark W. Bloss
                                 Richard W. Boyd
                                 Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                                Christopher Fives
                                James S. Hamilton
                                 James M. Heaton
                                 Anne H. Kruczek
                                 Amy Michaliszyn
                                           Keith Nixon
                               Solon A. Person, IV
                                Ronald M. Petnuch
                                 Colin B. Starks
              (1)                      (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                  Name                         With Registrant
---------------------         -----------------             -------------------
Senior Vice Presidents cont.: Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman
Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Joseph D. Gibbons
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck

              (1)                        (2)                        (3)
Positions and Offices                                      Positions and Offices
  With Distributor                      Name                     With Registrant
---------------------          -----------------          ----------------------
Vice Presidents cont.:         Edward J. Segura
                               Peter Siconolfi
                               Edward L. Smith
                               John A. Staley
                               Jeffrey A. Stewart
                               Mark Strubel
                               Kevin Stutz
                               William C. Tustin
                               Michael Vahl
                               G. Walter Whalen
                               Stephen White
                               Jeff Wick
                               Patrick M. Wiethorn
                               Lewis Williams
                               Edward J. Wojnarowski
                               Michael P. Wolff

Assistant Vice Presidents:     Lisa A. Toma
                               Robert W. Bauman
                               Charles L. Davis, Jr.
                               Brian F. Palusa
                               William Rose

Secretary:     C. Todd Gibson

     The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

              (c) Not applicable


Item 28. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                     Reed Smith LLP
                                               Investment Management Group (IMG)
                                               Federated Investors Tower
                                               12th Floor
                                               1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779
                                               (Notices should be sent
                                                to the Agent for Service at
                                                above address)

                                                  Federated Investors Funds
                                                  5800 Corporate Drive
                                                  Pittsburgh, PA 15237-7000

Federated Shareholder Services Company               P.O. Box 8600
("Transfer Agent and Dividend                        Boston, MA 02266-8600
Disbursing Agent")

Federated Administrative Services                    Federated Investors Tower
("Administrator")                                    1001 Liberty Avenue
                                                     Pittsburgh, PA  15222-3779

Federated Equity Management                          Federated Investors Tower
Company of Pennsylvania                              1001 Liberty Avenue
("Adviser")                                          Pittsburgh, PA  15222-3779

Federated Investment Management Company              Federated Investors Tower
("Sub-Adviser" to Federated Market                   1001 Liberty Avenue
Opportunity Fund and Federated                       Pittsburgh, PA  15222-3779
Absolute Advantage Fund)


Federated Global
Investment Management Corp.                          Federated Investors Tower
("Sub-Adviser" to Federated Kaufmann                 1001 Liberty Avenue
Fund, Federated Kaufmann Small Cap                   Pittsburgh, PA  15222-3779
Fund and Federated Technology Fund")

State Street Bank and Trust Company                  P.O. Box 8600
("Custodian")                                        Boston, MA 02266-8600


Item 29.          Management Services:  Not applicable.


  Item 30.        Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of June 2005.

                           FEDERATED EQUITY FUNDS

                           BY: /s/ Todd P. Zerega
                           Todd P. Zerega, Assistant Secretary
                           June 22, 2005

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                  TITLE                              DATE

BY: /s/ Todd P. Zerega     Attorney In Fact                   June 22, 2005
Todd P. Zerega                                             For the Persons
Assistant Secretary        Listed Below

NAME                                  TITLE                        DATE

John F. Donahue*                      Chairman and Trustee         June 22, 2005

Christopher Donahue*                  President and Trustee
                                      (Principal Executive Officer)

Richard J. Thomas*                    Treasurer
                                      (Principal Financial Officer)

Stephen F. Auth                       Chief Investment Officer

Thomas G. Bigley*                     Trustee

John T. Conroy, Jr.*                  Trustee

Nicholas P. Constantakis*             Trustee

John F. Cunningham*                   Trustee

Lawrence D. Ellis, M.D.*              Trustee

Peter E. Madden*                      Trustee

Charles F. Mansfield, Jr.*            Trustee

John E. Murray, Jr., J.D., S.J.D.*    Trustee

Marjorie P. Smuts*                    Trustee

John S. Walsh*                        Trustee

*By Power of Attorney